DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 30, 2012
Document Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2012
Trading Symbol	SR
Entity Registrant Name	STANDARD REGISTER CO
Entity Central Index Key	0000093456